December 23, 1996



   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  FMI Funds, Inc.
                  File Nos. 333-12745 and 811-7831
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of FMI Funds, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

                  (1) that the form of statement of additional
             information that would have been filed under paragraph
             (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Fund on December 11, 1996, which is the most recent amendment to such registration statement; and

                  (2) that the text of Pre-Effective Amendment No.
             2 was filed with the Securities and Exchange
             Commission by direct transmittal through the EDGAR system on December 11, 1996.

                                 Very truly yours,

                                 FMI FUNDS, INC.


                                 By:  /s/  Donald S. Wilson
                                      Donald S. Wilson
                                      Vice President

   cc:  Camille F. Wildes
        Richard L. Teigen